Company	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Company
1.	Company

Landsea Homes Incorporated (“LHI” or the “Company”), together with its subsidiaries, is engaged in the acquisition, development and building of lots, homes, and condominiums in California, Arizona, New York, and New Jersey. The Company's operations are organized into the following three reportable segments: Arizona, California, and Metro New York.

LHI is a wholly owned subsidiary of Landsea Holdings Corporation ("LHC"). On August 27, 2020, LHC, LHI, and Landsea Homes-WAB LLC ("LWAB"), another wholly owned subsidiary of LHC, entered into a contribution agreement (the "Contribution Agreement"). Under the terms of the Contribution Agreement, LHC contributed 100% of its membership interests in LWAB to LHI and LWAB became a wholly owned subsidiary of LHI. The contribution was accounted for as a common control transaction and all historical information has been presented herein retrospectively on a consolidated basis. The stockholders’ equity section has been retrospectively restated to reflect equity as LHI’s common stock, additional paid-in capital and retained earnings for all periods presented. The consolidated statements of operations has been retrospectively restated to show earnings per share and shares outstanding for all periods presented.

On March 11, 2020 the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. The COVID-19 pandemic has continued to spread and various state and local governments have issued or extended "stay-at-home" and “shelter-in-place” orders which have impacted and restricted various aspects of our business. Our construction and sales operations are functioning in the jurisdictions in which we operate, subject to government restrictions and safety constraints we have enacted in order to protect our employees, trade contractors, and customers. While we cannot reasonably estimate the length or severity of this pandemic, an extended economic slowdown in the U.S. could continue to materially impact our financial position and influence our future results.

On August 31, 2020, LHC and LHI entered into an Agreement and Plan of Merger (the “Merger Agreement”), with LF Capital Acquisition Corp. and LFCA Merger Sub, Inc. (the "Merger Sub"), a direct, wholly-owned subsidiary of LF Capital Acquisition Corp., which provides for, among other things the merger of Merger Sub with and into LHI, with LHI continuing as the surviving corporation.

Subject to the terms of the Merger Agreement, LHC will receive approximately $344 million of stock consideration, consisting of 32,557,303 newly issued shares of LF Capital Acquisition Corp.'s publicly-traded Class A common stock. The shares will be valued at $10.56 per share for purposes of determining the aggregate number of shares payable to LHC (the “Stock Consideration”). The number of shares of Class A common stock issued to LHC as Stock Consideration is not subject to adjustment. LHC has registration rights under the Merger Agreement in respect to the Stock Consideration. Costs incurred as part of the transaction are capitalized to deferred offering costs until the merger is finalized, at which time they will be classified as part of additional paid-in capital or expensed if the merger is terminated prior to becoming effective.

1.	Company

Landsea Homes Incorporated (“LHI” or the “Company”), together with its subsidiaries, is engaged in the acquisition, development and building of lots, homes, and condominiums in California, Arizona, New York, and New Jersey. The Company's operations are organized into the following three reportable segments: Arizona, California, and Metro New York.

LHI is a wholly owned subsidiary of Landsea Holdings Corporation ("LHC"). On August 27, 2020, LHC, LHI, and Landsea Homes-WAB LLC ("LWAB"), another wholly owned subsidiary of LHC, entered into a contribution agreement (the "Contribution Agreement"). Under the terms of the Contribution Agreement, LHC contributed 100% of its membership interests in LWAB to LHI and LWAB became a wholly owned subsidiary of LHI. The contribution was accounted for as a common control transaction and all historical information has been presented herein retrospectively on a consolidated basis. The stockholders’ equity section has been retrospectively restated to reflect equity as LHI’s common stock, additional paid-in capital and retained earnings for all periods presented. The consolidated statements of operations has been retrospectively restated to show earnings per share and shares outstanding for all periods presented.